Note 6 - Accrued Liabilities	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued liabilities:

Accrued expenses as of
September 30, 2018
and
December 31, 2017
consisted of the following (in thousands):

	September 30, 2018	December 31, 2017

Accrued personnel related costs	$584	$734
Accrued research and development expenses	373	176
Other accrued expenses	226	266
	$1,183	$1,176